Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES	14. COMMITMENTS AND CONTINGENCIES From time to time, the Company contracts with third-party service providers to perform maintenance or overhaul activities on its off-lease aircraft.